BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS
Schedule of total borrowings

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term bank borrowing	8,000	—	—
Long-term borrowings, current portion
Bank borrowings	—	34,965	5,022
Borrowing from TTCO	72,787	226,969	32,602
	72,787	261,934	37,624

Long-term borrowings, non-current portion
Borrowing from TTCO	226,969	—	—
Bank borrowings	—	310,355	44,580
	226,969	310,355	44,580

Total borrowings	307,756	572,289	82,204